Equity (Narrative) (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Apr. 29, 2016 USD ($) vote / shares $ / shares shares	Dec. 31, 2015 USD ($)
Class Of Stock [Line Items]
Preferred stock, shares authorized	100,000,000
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares issued	0
Common stock, shares authorized	300,000,000
Common stock, shares issued	29,482,050
Common stock, shares outstanding	29,482,050	28,412,054
Common stock, par value | $ / shares	$ 0.0001
Contributed capital, in excess of par value of common stock | $	$ 537,911		$ 0
Spin-off from CHS [Member]
Class Of Stock [Line Items]
Preferred stock, shares authorized		100,000,000
Preferred stock, par value | $ / shares		$ 0.0001
Preferred stock, shares issued	0
Common stock, shares authorized		300,000,000
Common stock, shares issued		28,412,054
Common stock, par value | $ / shares		$ 0.0001
Common stock voting description	Holders of the Company’s common stock are entitled to one vote for each share held of record on all matters for which stockholders may vote. Holders of the Company’s common stock will not have cumulative voting rights in the election of directors.
Number of vote | vote / shares		1
Contributed capital, in excess of par value of common stock | $		$ 530,600